UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS    June 30, 2014    Unaudited

	Principal Amount	Value
Corporate Loans—96.3%
Consumer Discretionary—29.3%
Auto Components—2.4%
Affinia Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 4/25/20[1]	$3,691,693	$3,732,710
Breed Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/10/18[1]	1,167,489	1,173,814
Cap-Con Automotive Technologies Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 11/15/18[1]	1,860,284	1,869,585
Cooper Standard, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/26/21[1]	4,910,000	4,913,069
FleetPride, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]	2,597,900	2,583,287
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]	10,465,000	10,543,404
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/18[1]	1,709,214	1,717,760
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/5/20[1]	1,734,452	1,738,788
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/28/19[1]	4,292,450	4,313,860
Tower Automotive Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/23/20[1]	4,241,663	4,240,781
Transtar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 10/9/18[1]	2,578,998	2,578,998

		39,406,056

Automobiles—0.7%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/49[1,2]	8,640,193	25,920
Federal-Mogul Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.00%, 4/3/18[1]	3,150,000	3,145,499
Tranche C, 4.75%, 4/3/21[1]	8,000,000	8,013,336

		11,184,755

Distributors—1.3%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 1/11/19[1]	3,722,846	3,752,320
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/26/19[1]	5,875,487	5,892,368
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 3/26/20[1]	3,201,446	3,290,151
Capital Automotive LP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.00%, 4/30/20[1]	1,475,000	1,511,260
Container Store, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/6/19[1]	1,191,581	1,196,407
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 10/16/19[1]	5,645,171	5,655,756

		21,298,262

Diversified Consumer Services—2.4%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/8/20[1]	2,000,000	2,005,000

1 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Diversified Consumer Services (Continued)
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/30/18[1]	$3,013,934	$3,032,065
Affinion Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 10/31/18[1]	1,626,955	1,636,106
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/23/21[1]	12,000,000	12,118,128
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 4/1/21[1]	4,270,000	4,125,888
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/1/22[1]	1,190,000	1,144,384
Koosharem LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7.50%, 5/15/20[1]	2,065,000	2,082,208
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 6/15/18[1]	6,979,808	6,835,850
Nord Anglia Education Finance, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/31/21[1]	3,440,000	3,451,827
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/27/17[1]	1,703,986	1,708,246
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.50%, 6/27/18[1]	1,335,000	1,346,681

		39,486,383

Hotels, Restaurants & Leisure—5.8%
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.50%, 3/18/18[1]	6,092,815	6,005,231
ARG IH Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%-6.25%, 11/15/20[1]	3,273,550	3,298,075
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.44%, 1/28/18[1]	2,046,906	1,894,526
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 9.50%, 10/31/16[1]	1,406,319	1,414,669
Tranche B6, 5.44%, 1/28/18[1]	4,988,554	4,665,999
Tranche B7, 9.75%, 3/1/17[1]	2,580,000	2,550,170
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 10/11/20[1]	12,029,961	12,111,837
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/10/21[1]	5,551,000	5,554,963
CBAC Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 7/2/20[1]	1,165,000	1,210,144
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 3/1/17[1]	4,919,232	4,931,530
CEC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.25%, 2/14/21[1]	3,536,138	3,520,667
Corner Investment Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.00%, 11/2/19[1]	4,000,000	4,120,000
Del Monte Foods Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/18/21[1]	4,458,825	4,449,350
Del Monte Pacific Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 8/18/21[1]	885,000	871,356

2 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Equinox Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/31/20[1]	$5,694,271	$5,722,743
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/21/19[1]	2,185,615	2,234,791
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 11/21/19[1]	2,703,597	2,764,428
Great Wolf Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/6/20[1]	1,813,212	1,820,294
Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/29/18[1]	3,684,375	3,712,008
La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/14/21[1]	1,923,810	1,930,122
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/24/18[1]	3,252,814	3,265,012
Peninsula Gaming LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/20/17[1]	3,801,519	3,813,969
Pinnacle Operating Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/15/18[1]	5,754,874	5,787,245
Revel Entertainment, Inc., Sr. Sec. Credit Facilities 2nd Lien Exit Term Loan, 14.50%, 5/20/18[1,2,3]	3,711,278	1,206,166
US Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/31/19[1]	8,226,619	8,247,186

		97,102,481

Household Durables—1.9%
Britax US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/15/20[1]	2,651,931	2,508,284
KIK Custom Products, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/29/19[1]	6,690,817	6,704,406
KIK Custom Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/29/19[1]	1,570,000	1,596,167
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 7/27/19[1]	4,156,291	4,137,738
Renfro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 1/30/19[1]	2,875,569	2,888,149
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 10/8/19[1]	3,852,891	3,866,137
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-5.25%, 4/10/20[1]	4,325,674	4,289,178
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/19/19[1]	638,641	637,843
Sun Products Corp. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/20[1]	2,789,469	2,744,140
Wilton Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/30/18[1]	1,780,501	1,715,958

		31,088,000

3 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Internet & Catalog Retail—0.2%
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%-6.75%, 2/20/20[1]	$3,235,187	$3,267,538

Leisure Products—2.0%
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/14/20[1]	5,322,778	5,341,296
CityCenter Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 5.00%, 10/16/20[1]	3,646,174	3,679,220
Hilton Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 10/26/20[1]	2,179,836	2,178,528
Intrawest Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/9/20[1]	3,457,625	3,526,777
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 8/13/20[1]	4,148,280	4,160,363
Playa Resorts Holding BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/9/19[1]	2,481,250	2,487,453
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/2/20[1]	10,644,892	10,694,795
Stockbridge/SBE Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 13.00%, 5/2/17[1]	1,465,000	1,633,475

		33,701,907

Media—10.2%
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16[1,2,3]	2,481,155	248
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 5.50%, 7/2/19[1]	1,790,501	1,835,543
Catalina Marketing, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/1/21[1]	11,865,000	11,902,078
Catalina Marketing, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 4/11/22[1]	3,540,000	3,548,850
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.432%, 8/3/49[1,2,3]	521,671	2,611
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.90%, 1/30/19[1]	12,770,848	12,740,517
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.80%, 1/29/16[1]	1,249,553	1,242,130
Tranche E, 7.65%, 7/30/19[1]	758,905	762,120
Cumulus Media Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/20[1]	3,022,233	3,036,966
Delta 2 LUX Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/30/19[1]	2,741,264	2,759,540
Deluxe Entertainment Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 2/26/20[1]	3,100,500	3,105,346
Extreme Reach, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 1/24/20[1]	2,089,763	2,115,885
Extreme Reach, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 1/22/21[1]	1,050,000	1,071,630
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	5,394,659	5,218,717

4 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Granite Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 5/23/18[1]	$424,436	$428,946
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 6/10/21[1]	2,853,000	2,871,425
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.00%, 8/4/19[1]	5,084,103	5,179,430
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/6/21[1]	6,930,000	6,992,807
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 5/6/22[1]	1,910,000	1,942,231
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 6/30/19[1]	4,589,202	4,602,828
Internet Brands, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 6/30/21[1]	2,615,000	2,613,910
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/17/20[1]	4,650,630	4,670,976
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 12/24/21[1]	3,285,000	3,306,559
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 6/26/23[1]	655,000	657,047
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.00%, 7/19/20[1]	3,000,000	3,049,650
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.25%, 7/30/20[1]	1,530,678	1,539,756
Mediacom Illinois LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.75%, 6/18/21[1]	2,240,000	2,244,200
Mergermarket Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 2/4/21[1]	1,596,000	1,578,045
Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 3/8/18[1]	3,961,090	4,033,709
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/22/20[1]	2,992,500	2,999,048
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 6/9/17[1]	4,706,206	4,729,737
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/3/19[1]	5,518,300	5,578,080
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16[1]	1,341,126	1,366,272
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 6/6/21[1]	2,965,000	2,973,346
Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]	3,308,852	3,305,752
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.00%, 2/28/19[1]	1,188,333	1,204,673
Tech Finance & Co. SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/11/20[1]	3,595,000	3,633,945
Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 12/27/20[1]	3,674,667	3,683,835
TWCC Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/26/20[1]	4,003,507	3,970,978

5 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C4, 4.00%, 3/1/20[1]	$4,922,788	$4,925,096
US Finco, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 5/29/20[1]	554,400	554,227
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 10/12/19[1]	11,878,664	11,913,207
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/1/19[1]	14,144,690	14,220,944
Yankee Cable Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/1/20[1]	7,199,439	7,236,559
YP LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.00%, 6/4/18[1]	1,411,495	1,422,963

		168,772,362

Multiline Retail—1.2%
Hudson Bay Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/4/20[1]	3,362,375	3,406,264
J.C. Penny Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 5/22/18[1]	4,804,354	4,859,691
J.C. Penny Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 6/14/19[1]	1,120,000	1,123,220
Neiman Marcus Group, Inc., Sr. Sec. Credit Facilities Term Loan, 4.25%, 10/25/20[1]	10,468,560	10,462,017

		19,851,192

Specialty Retail—1.0%
Anchor Hocking LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 5/21/20[1]	1,831,041	1,341,238
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 2/23/17[1]	5,601,893	5,648,248
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/26/19[1]	7,153,341	7,219,509
National Vision, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/5/21[1]	2,423,925	2,411,806
National Vision, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.75%, 3/11/22[1]	830,000	827,406

		17,448,207

Textiles, Apparel & Luxury Goods—0.2%
Vogue International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/14/20[1]	4,169,550	4,190,398

Consumer Staples—3.0%
Food & Staples Retailing—1.4%
Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 3/21/19[1]	6,911,359	6,955,765
Fairway Group Acquisition, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 8/17/18[1]	4,110,741	4,079,911
New Albertsons, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 6/25/21[1]	4,090,000	4,108,744

6 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Food & Staples Retailing (Continued)
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 6, 5.75%, 8/21/20[1]	$836,000	$855,646
Smart & Final, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/15/19[1]	3,595,636	3,609,120
Supervalu, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/21/19[1]	2,964,583	2,967,130

		22,576,316

Food Products—1.4%
AdvancePierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/10/17[1]	2,253,231	2,259,146
AdvancePierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/10/17[1]	890,000	864,412
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.75%, 11/1/18[1]	4,447,500	4,457,484
Hostess Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/9/20[1]	3,710,700	3,859,128
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 9/18/20[1]	3,970,000	3,963,382
Mill US Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/3/20[1]	2,833,588	2,853,423
Mill US Acquisition LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 7/5/21[1]	660,000	674,025
Performance Food Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.25%, 11/14/19[1]	3,123,450	3,160,541
Steak N Shake Operations, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/26/21[1]	1,526,175	1,526,175

		23,617,716

Household Products—0.2%
PFS Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/29/21[1]	2,004,975	1,972,394
PFS Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 1/28/22[1]	1,265,000	1,258,675

		3,231,069

Energy—4.5%
Energy Equipment & Services—3.8%
Ameriforge Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 12/19/19[1]	5,407,198	5,448,877
BBTS Borrower LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 6/4/19[1]	1,972,855	1,992,584
Drillships Financing Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.00%, 3/31/21[1]	5,417,554	5,498,817
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.375%, 9/30/20[1]	5,787,340	5,984,711
HGIM, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/18/20[1]	2,277,788	2,268,535
McDermott Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/16/19[1]	2,145,000	2,166,450
Offshore Group Investment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.00%, 10/25/17[1]	4,653,946	4,640,370

7 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Energy Equipment & Services (Continued)
Offshore Group Investment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan: (Continued)
Tranche B, 5.75%, 3/28/19[1]	$2,133,000	$2,126,778
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/3/18[1]	3,618,997	3,637,092
ProPetro Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 9/30/19[1]	3,869,250	3,903,106
Quicksilver Resources, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/21/19[1]	3,770,000	3,692,244
Sabine Oil & Gas LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[1]	4,560,000	4,635,527
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/12/21[1]	10,538,561	10,482,939
Sheridan Investment Partners I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 10/1/19[1]	3,143,610	3,159,328
Sheridan Production Partners I-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 10/1/19[1]	416,554	417,856
Sheridan Production Partners I-M LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 10/1/19[1]	254,434	255,229
Templar Energy, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 11/25/20[1]	3,600,000	3,582,000

		63,892,443

Oil, Gas & Consumable Fuels—0.7%
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.00%, 9/25/18[1]	7,605,000	7,620,621
Sheridan Investment Partners II LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, 4.25%, 12/11/20[1]	2,683,335	2,688,366
Sheridan Investment Partners II-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 12/11/20[1]	373,271	373,971
Sheridan Production Partners II-M LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, Tranche B2, 4.25%, 12/11/20[1]	139,210	139,471

		10,822,429

Financials—2.8%
Capital Markets—1.0%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.151%, 5/13/17[1]	14,111,994	14,152,171
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.50%, 2/28/19[1]	2,020,000	2,043,087

		16,195,258

Commercial Banks—0.1%
Hub International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/2/20[1]	2,493,750	2,502,790

Consumer Finance—0.1%
Fly Leasing Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/9/19[1]	1,710,870	1,730,830

Diversified Financial Services—1.0%
Altisource Solutions Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/9/20[1]	1,672,732	1,674,822

8 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Diversified Financial Services (Continued)
Guggenheim Partners Investment Management, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/22/20[1]	$9,441,187	$9,484,456
RCS Capital, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 4/29/19[1]	5,190,000	5,310,019

		16,469,297

Insurance—0.6%
Aqgen Liberty Management I, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/1/19[1]	4,783,850	4,783,850
National Financial Partners Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/1/20[1]	4,419,385	4,450,321

		9,234,171

Health Care—11.7%
Health Care Equipment & Supplies—6.8%
Accellent. Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.50%, 3/12/21[1]	2,822,925	2,819,984
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/16/21[1]	6,315,000	6,351,835
Alvogen Pharma US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 5/23/18[1]	6,560,035	6,699,436
Carestream Health, Inc., Sr. Sec. Credit Facilities Term Loan, 5.00%, 6/7/19[1]	12,708,161	12,754,495
Connolly Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 5/9/21[1]	5,660,000	5,741,362
Covis Pharmaceuticals Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 4/4/19[1]	2,836,151	2,839,696
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/15/17[1]	3,268,520	3,286,497
Drumm Investors LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 5/4/18[1]	10,360,317	10,386,218
Envision Pharmaceutical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/4/20[1]	2,069,363	2,099,110
Generic Drug Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 8/16/20[1]	1,052,050	1,058,625
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/6/18[1]	2,565,874	2,479,276
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 5/3/18[1]	8,173,953	8,216,049
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E1, 4.00%, 5/4/18[1]	4,394,552	4,405,995
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.00%, 7/3/18[1]	1,134,780	1,086,552
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.50%, 11/30/18[1]	2,242,350	2,205,912
Medpace, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 3/31/21[1]	1,650,000	1,656,187
National Mentor, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 1/31/21[1]	4,618,425	4,649,216
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 7/31/19[1]	1,647,550	1,652,356

9 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Opal Acquisition, Inc., Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/27/20[1]	$6,913,766	$6,937,100
Ortho-Clinical Diagnostics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 6/30/21[1]	5,495,000	5,539,251
P2 Lower Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/22/20[1]	1,893,492	1,899,410
PRA Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 9/23/20[1]	5,453,837	5,466,354
Sage Products Holdings III LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/13/19[1]	864,784	866,585
Salix Pharmaceuticals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/2/20[1]	5,269,875	5,318,337
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 6/29/18[1]	496,796	497,935
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 12/20/21[1]	915,000	937,875
United Surgical Partners, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/3/19[1]	599,363	602,824
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 7/3/19[1]	3,741,536	3,759,076
US Renal Care, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B1, 8.50%, 7/3/20[1]	299,000	303,672

		112,517,220

Health Care Providers & Services—3.6%
American Renal Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 8/20/19[1]	2,182,375	2,186,467
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 7/2/18[1]	3,003,399	3,023,111
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 1/2/19[1]	357,143	359,078
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, 4.25%, 1/27/21[1]	4,323,275	4,355,362
CRC Health, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 3/26/21[1]	2,743,125	2,767,127
DaVita HealthCare Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 6/4/21[1]	3,730,000	3,752,313
Envision Healthcare Intermedia, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 5/25/18[1]	9,923,232	9,952,178
Genesis Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.00%, 12/4/17[1]	2,983,244	3,049,123
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/18/19[1]	4,965,050	4,974,359
Ikaria, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 2/11/21[1]	5,290,000	5,332,981
Ikaria, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.75%, 2/14/22[1]	490,000	499,433
inVentiv Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/4/16[1]	1,317,478	1,325,712
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/9/21[1]	5,293,192	5,309,733

10 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services (Continued)
Millennium Laboratories LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/14/21[1]	$8,545,000	$8,633,936
Steward Health Care System LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/10/20[1]	2,000,000	1,977,500
Surgery Center Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/11/20[1]	630,000	633,150
Surgical Care Affiliates, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche C, 4.00%, 6/29/18[1]	1,235,516	1,233,570

		59,365,133

Health Care Technology—0.0%
Vitera Healthcare Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/4/20[1]	273,625	273,967

Life Sciences Tools & Services—0.3%
JLL/Delta Dutch Newco BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/11/21[1]	4,795,000	4,765,031

Pharmaceuticals—1.0%
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/16/21[1]	1,780,000	1,790,383
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 9/30/19[1]	5,614,121	5,623,334
Valeant Pharmaceuticals International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/5/20[1]	10,241,271	10,262,603

		17,676,320

Industrials—22.7%
Aerospace & Defense—1.6%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.25%, 3/22/18[1]	1,730,605	1,620,279
Doncasters Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/9/20[1]	6,936,593	6,962,605
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.139%, 12/31/15[1,2]	17,993,538	5,218,126
LM US Member LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/25/19[1]	4,015,647	4,028,196
Sequa Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/19/17[1]	934,388	927,380
TurboCombustor Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/2/20[1]	3,228,775	3,252,991
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/28/19[1]	4,461,128	4,487,337

		26,496,914

Air Freight & Couriers—0.2%
US Airways, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.50%, 5/23/19[1]	3,564,000	3,563,109

Airlines—0.6%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 3.75%, 6/27/19[1]	9,523,941	9,563,056

11 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Building Products—0.2%
ABC Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/16/20[1]	$3,533,300	$3,528,608

Commercial Services & Supplies—10.4%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/17[1]	497,481	498,673
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/17/18[1]	1,158,077	1,161,841
AlixPartners LLP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 7/10/20[1]	4,962,500	4,969,219
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/12/21[1]	2,351,026	2,346,251
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 1.625%, 2/12/21[1]	836,224	834,526
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.00%, 8/12/21[1]	1,546,438	1,556,104
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Delayed Draw, Tranche B, 3.50%, 8/12/21[1]	583,562	587,209
Ascend Learning LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%-7.50%, 7/26/19[1]	11,194,216	11,352,804
Asurion LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 3/3/21[1]	9,875,486	10,264,334
Audio Visual Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/22/21[1]	3,491,250	3,504,887
Brand Energy & Infrastructure Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/20[1]	5,598,111	5,632,713
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%-6.75%, 3/16/17[1]	6,029,618	6,050,305
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 3/16/18[1]	3,940,000	3,980,188
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 3/14/21[1]	749,138	735,872
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 3/19/21[1]	923,891	907,723
CEVA Logistics U.S. Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, 6.50%, 3/14/21[1]	1,086,931	1,067,684
Edmentum, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/17/18[1]	1,468,978	1,472,956
EWT Holdings III Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 1/15/21[1]	3,094,450	3,106,054
EWT Holdings III Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 1/15/22[1]	660,000	664,675
Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/3/18[1]	2,712,178	2,700,877
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C1, 4.191%, 3/23/18[1]	7,840,530	7,866,545
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.191%, 9/24/18[1]	1,621,056	1,626,798
Tranche B, 4.00%, 3/24/21[1]	7,601,532	7,629,361
Garda World Security Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 11/6/20[1]	1,029,351	1,029,030

12 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Garda World Security Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.00%, 11/6/20[1]	$263,322	$263,240
GCA Services Group, Inc., Sr. Credit Facilities 1st Lien Term Loan, 4.25%-5.50%, 11/1/19[1]	2,451,787	2,457,152
GCA Services Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.25%, 11/1/20[1]	1,640,000	1,663,575
IG Investments Holdings LLC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/31/19[1]	4,852,922	4,885,529
Information Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/30/20[1]	1,106,637	1,113,324
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/27/21[1]	2,100,000	2,085,126
Inmar, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.00%, 1/27/22[1]	700,000	695,625
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/8/17[1]	3,475,000	3,437,515
JHCI Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 7/11/19[1]	1,712,146	1,733,548
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]	4,440,000	4,425,570
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.00%, 4/18/19[1]	1,386,000	1,391,197
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/17/20[1]	596,209	602,419
Neff Rental LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.25%, 5/21/21[1]	7,285,000	7,280,447
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 10/1/19[1]	5,510,139	5,530,802
Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/10/21[1]	3,441,557	3,464,860
Osmose Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/18[1]	7,102,987	7,102,987
Ozburn-Hessey Holding Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/23/19[1]	3,420,450	3,439,690
Pitney Bowes, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 10/1/19[1]	1,230,700	1,240,699
Pitney Bowes, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.75%, 10/1/20[1]	395,000	400,925
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/19/19[1]	12,121,755	12,168,472
Sabre, Inc., Sr. Sec. Credit Facilities Incremental 1st Lien Term Loan, Tranche B2, 4.50%, 2/19/19[1]	1,538,375	1,545,875
Ship Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.75%, 11/29/19[1]	5,795,000	5,838,462
Sourcehov, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/30/18[1]	4,430,250	4,467,167
Sourcehov, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/30/19[1]	1,320,000	1,337,600
Tervita Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/15/18[1]	6,053,063	6,083,328

13 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 6/26/19[1]	$5,961,295	$6,107,222

		172,308,985

Electrical Equipment—2.4%
Alcatel-Lucent USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.50%, 1/30/19[1]	10,956,276	10,981,388
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/25/21[1]	1,741,250	1,749,645
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 7.50%, 1/24/22[1]	961,421	982,572
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/22/17[1]	4,639,244	4,685,636
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 11/22/18[1]	1,405,457	1,425,368
EIG Investors Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/9/19[1]	2,833,588	2,848,937
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.25%, 2/28/20[1]	9,998,583	10,021,499
Tranche B5, 5.00%, 1/15/21[1]	5,061,750	5,094,970
Internap Network Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/22/19[1]	1,502,450	1,511,841

		39,301,856

Industrial Conglomerates—2.8%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]	6,164,737	6,105,660
Crosby US Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 11/23/20[1]	3,124,300	3,122,347
Custom Sensors & Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 7/1/21[1]	3,750,000	3,778,125
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.00%, 11/2/18[1]	1,847,340	1,870,432
Tranche B2, 5.00%, 11/2/18[1]	741,471	750,740
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 7/30/19[1]	1,560,000	1,580,475
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/12/19[1]	1,745,625	1,760,899
Doosan Bobcat, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/28/21[1]	3,805,000	3,825,577
Excelitas Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/2/20[1]	3,309,988	3,337,570
Filtration Group Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/20/20[1]	2,975,050	3,002,197
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/30/20[1]	7,562,850	7,568,863
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/13/21[1]	1,405,000	1,413,489
Minimax GmbH & Co. KG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/14/20[1]	2,682,459	2,702,577

14 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Industrial Conglomerates (Continued)
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/9/17[1]	$4,156,824	$4,179,341
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 6/25/21[1]	2,375,000	2,388,359

		47,386,651

Machinery—2.1%
Accudyne Industries Borrower SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 12/13/19[1]	4,852,583	4,844,785
Alliance Laundry Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/10/18[1]	3,995,687	4,023,157
August LUX UK Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.00%, 4/27/18[1]	1,226,305	1,241,634
Boomerang Tube LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11.00%, 10/11/17[1]	430,513	391,766
Capital Safety, Sr. Sec. Credit Facilities Term Loan, 4.00%, 3/22/21[1]	4,738,125	4,716,803
CPM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/29/17[1]	1,744,955	1,759,133
International Equipment Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 8/16/19[1]	1,926,948	1,953,444
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/28/20[1]	1,797,296	1,796,922
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/8/20[1]	1,640,888	1,665,501
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/21/20[1]	6,198,138	6,202,011
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 9/8/17[1]	6,678,077	6,703,080

		35,298,236

Marine—0.6%
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 9/22/19[1]	3,097,176	3,120,405
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 8/17/17[1]	6,450,000	6,589,081

		9,709,486

Road & Rail—0.3%
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.75%, 5/8/19[1]	1,371,157	1,376,710
YRC Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.00%, 2/13/19[1]	4,116,819	4,188,863

		5,565,573

Trading Companies & Distributors—1.5%
Home Loan Servicing Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/26/20[1]	2,212,650	2,225,789
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7.00%, 3/19/17[1]	1,751,212	1,812,504
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 2/15/18[1]	6,169,654	6,204,821

15 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Trading Companies & Distributors (Continued)
Orchard Acquisition Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/8/19[1]	$3,034,148	$3,045,526
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/11/20[1]	11,885,217	11,772,307

		25,060,947
Information Technology—6.0%
Electronic Equipment, Instruments, & Components—0.8%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 11/9/19[1]	2,162,738	2,173,552
Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/14/21[1]	3,100,000	3,130,033
Aricent Technologies, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 4/14/22[1]	1,375,000	1,375,000
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/30/19[1]	6,151,599	6,209,271
Kronos, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.75%, 4/30/20[1]	898,635	931,585

		13,819,441

Internet Software & Services—1.4%
Active Network, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/13/20[1]	1,955,177	1,948,660
Active Network, Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 11/15/21[1]	485,000	486,212
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.762%, 10/26/17[1]	2,383,168	2,339,335
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 6.50%, 3/31/18[1]	5,460,398	5,475,005
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities Term Loan, 4.00%, 5/31/19[1]	2,618,307	2,622,671
Hyland Software, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.75%, 2/18/21[1]	2,554,218	2,572,844
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/12/20[1]	3,115,609	3,133,135
Renaissance Learning, Inc., Sr. Sec. Credit Facilities 1st Lien REV Term Loan, 8.00%, 4/1/22[1]	1,105,000	1,105,920
Renaissance Learning, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/2/21[1]	3,885,263	3,894,976

		23,578,758

IT Services—0.4%
Telx Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/9/20[1]	1,375,000	1,377,005
Telx Group, Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.50%, 4/9/21[1]	415,000	417,853
Vetafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/3/19[1]	5,012,761	5,027,904

		6,822,762

16 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Office Electronics—0.7%
BMC Foreign Holding, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 9/10/20[1]	$537,300	$535,454
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 9/10/20[1]	11,757,297	11,753,628

		12,289,082

Software—1.9%
Aptean, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/21/20[1]	1,955,100	1,964,266
Aptean, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 2/19/21[1]	700,000	709,625
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.75%, 10/4/18[1]	5,775,073	5,824,040
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.00%, 10/10/18[1]	6,081,950	6,130,417
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 10/10/19[1]	1,395,000	1,425,806
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 3.75%, 6/3/20[1]	992,882	988,693
RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 12/21/18[1]	8,232,493	8,242,051
RP Crown Parent LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 12/21/19[1]	870,000	878,700
Sybil Finance BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 3/18/20[1]	4,522,750	4,534,057

		30,697,655

Technology Hardware, Storage & Peripherals—0.8%
Dell International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/29/20[1]	12,580,472	12,656,961

Materials—9.7%
Chemicals—3.3%
Allnex Luxembourg & CY SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.50%, 10/4/19[1]	1,054,997	1,060,272
Tranche B2, 4.50%, 10/4/19[1]	547,387	550,124
Allnex Luxembourg & CY SCA, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 4/3/20[1]	754,912	777,559
American Pacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/26/19[1]	1,750,613	1,776,872
Arysta Lifescience SPC LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/29/20[1]	3,945,622	3,972,700
Axalta Coating Systems U.S. Holdings/Dutch Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/1/20[1]	3,798,919	3,805,780
AZ Chem US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/10/21[1]	389,048	393,101
CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 8/28/20[1]	424,688	426,369
CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 8/28/20[1]	5,584,278	5,606,380
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/1/20[1]	4,725,873	4,737,687

17 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/4/18[1]	$3,647,786	$3,643,478
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.00%, 9/8/17[1]	1,151,141	1,154,019
Tranche B2, 5.00%, 9/9/17[1]	1,230,414	1,233,490
Tranche B3, 5.00%, 9/9/17[1]	1,056,306	1,061,587
Nusil Technology LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/7/17[1]	1,388,398	1,366,415
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.00%, 8/20/19[1]	2,257,723	2,294,411
OXEA Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 1/15/20[1]	2,228,800	2,239,015
OXEO Sarl, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/15/20[1]	1,120,000	1,135,400
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/7/17[1]	6,265,243	6,288,738
Road Infrastructure Investment, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/19/21[1]	1,910,326	1,911,520
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/31/18[1]	1,074,800	1,088,235
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 1/31/19[1]	265,000	270,852
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/19/20[1]	3,646,267	3,653,672
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.00%, 6/30/17[1]	3,946,962	3,967,048

		54,414,724

Construction Materials—1.5%
Atkore, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/26/21[1]	1,375,000	1,377,292
Atkore, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 9/27/21[1]	690,000	696,038
Continental Building Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 8/28/20[1]	5,771,686	5,780,343
GYP Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 3/27/21[1]	2,700,000	2,693,250
HD Supply, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 6/28/18[1]	5,654,554	5,663,640
Quikrete Cos., Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 9/26/20[1]	3,880,500	3,891,416
Quikrete Cos., Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 3/26/21[1]	4,445,000	4,550,569

		24,652,548

Containers & Packaging—1.5%
Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/17/19[1]	2,937,837	2,947,017
Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.00%, 12/17/19[1]	570,000	570,594

18 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Containers & Packaging (Continued)
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.75%, 1/6/21[1]	$7,890,225	$7,873,316
Caraustar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 5/1/19[1]	1,322,055	1,342,300
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/3/19[1]	2,385,083	2,396,014
Exopack LLC/Cello-Foil Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/8/19[1]	1,587,025	1,614,303
Expera Specialty Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 12/21/18[1]	2,475,000	2,505,937
NewPage Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.50%, 2/5/21[1]	4,260,000	4,277,573
Xerium Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 5/17/19[1]	1,336,500	1,348,194

		24,875,248

Metals & Mining—2.4%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 8/3/49[1,2]	837,221	84
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/16/18[1]	3,326,783	3,271,891
Bowie Resources Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 8/16/20[1]	1,974,359	1,999,039
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 9/5/19[1]	8,128,133	8,218,307
FMG Resources August 2006 Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/28/19[1]	8,258,704	8,275,907
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/5/19[1]	6,792,975	6,886,378
Norander Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/28/19[1]	6,872,272	6,631,742
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/24/20[1]	3,740,578	3,768,924

		39,052,272

Paper & Forest Products—1.0%
Appvion, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 6/28/19[1]	3,587,888	3,620,405
Berlin Packaging LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/2/19[1]	1,366,200	1,377,300
Berlin Packaging LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/20[1]	490,000	503,475
Signode Indutrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/30/21[1]	7,910,000	7,893,524
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-6.00%, 8/10/19[1]	4,018,074	4,018,074

		17,412,778

Telecommunication Services—3.6%
Diversified Telecommunication Services—3.4%
Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	1,984,925	2,056,878

19 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Global Tel Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/22/20[1]	$6,438,596	$6,410,428
Integra Telecom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/22/19[1]	12,937,800	13,022,711
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/9/20[1]	3,410,000	3,429,181
IPC Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 5/10/21[1]	3,860,000	3,840,700
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche BI, 4.00%, 1/15/20[1]	8,420,000	8,447,365
LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/13/20[1]	5,973,954	5,973,954
Securus Technologies Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 4/30/20[1]	4,138,727	4,154,247
Securus Technologies Holdings, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 4/30/21[1]	1,755,000	1,785,165
US TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	1,306,121	1,314,611
XO Communications, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/22/22[1]	2,763,075	2,782,317
Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 7/2/19[1]	2,123,764	2,129,405

		55,346,962

Wireless Telecommunication Services—0.2%
NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[1]	3,822,299	3,831,855

Utilities—3.0%
Electric Utilities—2.1%
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.375%, 8/13/19[1]	3,928,058	3,996,798
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 0.50%, 8/13/18[1]	258,918	263,449
Atlantic Power LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 2/20/21[1]	4,098,259	4,149,487
Energy Future Intermediate Holding Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.25%, 6/6/16[1]	1,490,000	1,501,734
Moxie Patriot LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.75%, 12/19/20[1]	6,495,000	6,624,900
Texas Competitive Electric Holdings Co. LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.737%, 10/10/17[1,2]	18,680,000	15,504,400
Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1.50%-3.75%, 4/28/16[1]	3,664,414	3,682,091

		35,722,859

Gas Utilities—0.5%
Panda Temple Power II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 4/3/19[1]	8,618,182	8,844,409

20 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount	Value
Multi-Utilities—0.4%
Raven Power Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/18/20[1]	$6,000,000	$6,018,750

Total Corporate Loans (Cost $1,606,280,385)		1,599,488,016

Corporate Bonds and Notes—0.2%
Erickson Air-Crane, Inc., 6% Sub. Nts., 11/2/20	980,107	884,064
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[4]	3,120,000	2,550,600

Total Corporate Bonds and Notes (Cost $3,634,594)		3,434,664

	Shares
Preferred Stock—0.0%
Alpha Media Group, Inc., Preferred[5] (Cost $–)	105	—

Common Stocks—2.1%
Alpha Media Group, Inc.[5]	784	—
Cinram International Income Fund[5]	16,132,097	—
ION Media Networks, Inc.[5]	6,081	1,574,979
Mach Gen LLC[5]	34,118	1,791,195
Media General, Inc., Cl. A5	1,523,336	31,274,088
Precision Partners[5]	43	7,573
Revel Entertainment, Inc.[5]	87,478	—

Total Common Stocks (Cost $18,129,685)		34,647,835

Investment Company—4.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.09%[6,7] (Cost $80,993,127)	80,993,127	80,993,127

Total Investments, at Value (Cost $1,709,037,791)	103.5%	1,718,563,642
Net Other Assets (Liabilities)	(3.5)	(57,611,670)

Net Assets	100.0%	$1,660,951,972

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Interest or dividend is paid-in-kind, when applicable.
4.	Restricted security. The aggregate value of restricted securities as of June 30, 2014 was $2,550,600, which represents 0.15% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Dates	Cost	Value	Depreciation
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15	9/18/12-9/21/12	$2,733,570	$2,550,600	$182,970

5.	Non-income producing security.
6.	Rate shown is the 7-day yield as of June 30, 2014.

21 OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments (Continued)

7.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	September 30,	Gross	Gross	June 30,
	2013	Additions	Reductions	2014
Oppenheimer Institutional Money Market Fund, Cl. E	8,431,010	787,850,051	715,287,934	80,993,127

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$80,993,127	$52,106

22 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO

STATEMENT OF INVESTMENTS    June 30, 2014    Unaudited

Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified open-end, management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

As of June 30, 2014, securities with an aggregate market value of $1,599,488,016, representing 96.3% of the Fund’s net assets were comprised of loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest payment. Information concerning securities not accruing income as of June 30, 2014 is as follows:

Cost	$36,208,652
Market Value	$21,957,555
Market value as % of Net Assets	1.32%

23 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO

STATEMENT OF INVESTMENTS    Unaudited / Continued

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded,

24 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO

STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a

25 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO

STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

26 OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO

STATEMENT OF INVESTMENTS    Unaudited / Continued

Securities Valuation (Continued)

The table below categorizes amounts as of June 30, 2014 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$1,599,488,016	$—	$1,599,488,016
Corporate Bonds and Notes	—	3,434,664	—	3,434,664
Preferred Stock	—	—	—	—
Common Stocks	31,274,088	1,791,195	1,582,552	34,647,835
Investment Company	80,993,127	—	—	80,993,127

Total Assets	$112,267,215	$1,604,713,875	$1,582,552	$1,718,563,642

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Corporate Loans	$84	$(84)

Total Assets	$84	$(84)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.

Restricted Securities

As of June 30, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $3,275,083 at June 30, 2014. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At June 30, 2014, these commitments have a market value of $3,288,547 and have been included as Corporate Loans in the Statement of Investments.

27 OPPENHEIMER MASTER LOAN FUND, LLC

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/8/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	8/8/2014